Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 699,115	$ 728,648
Deferred tax liabilities	807,748	829,678
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	152,290	147,966	$ 136,066
Deferred tax liabilities	260,923	248,996	$ 211,000
Net deferred tax liabilities	108,633	101,030
Net Operating Loss Carryforwards ("NOL's") [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	497,184	546,705
Deferred Tax Assets and Liabilities [Abstract]
Unrecognized net operating loss carryforwards	329,000	180,000
Temporary Tax Non-deductible Expenses [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	115,063	95,847
Temporary Tax Non-deductible Expenses [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	110,000	83,000
Derivatives Financial Instruments [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	83,847	86,096
Derivatives Financial Instruments [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	51,000	61,000
Derivatives Financial Instruments [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	22,000	17,000
Accelerated Tax Amortization [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	652,600	682,800
Accelerated Tax Amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	202,000	182,000
Accelerated Tax Amortization [Member] | Solana and Mojave [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	361,000	391,000
Accelerated Tax Amortization [Member] | Kaxu [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	90,000	109,000
Other Difference Between Tax and Book Value of Assets [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	154,969	137,192
Other Difference Between Tax and Book Value of Assets [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	75,000	84,000
Other Difference Between Tax and Book Value of Assets [Member] | Chilean [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	29,000	29,000
Other Difference Between Tax and Book Value of Assets [Member] | Peruvian [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	32,000	25,000
Other [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	3,021	0
Deferred tax liabilities	$ 179	$ 9,686